The Company’s Share-based Compensation Plan (Details Narrative) - ARS ($) $ in Millions		12 Months Ended
	Apr. 16, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of treasury share	79,472
Salaries and social security taxes		$ 60
Long Term Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Treasury shares acquired		30,772,779